Investment Strategy	Dec. 31, 2024
Domestic Equity Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	“Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of U.S. issuers. The Portfolio primarily invests in common stocks that offer potential for growth of capital, current income, or both. The Portfolio mainly invests in large- and mid-capitalization companies. Typically, the Portfolio seeks securities the adviser believes are currently undervalued by the market. The adviser may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.While most assets will be invested in U.S. equity securities, in keeping with the Portfolio’s investment objective, it may also invest in American Depositary Receipts (ADRs) and foreign securities (up to 10% of net assets). The Portfolio may also utilize futures for cash management purposes and forwards to hedge foreign currency exposure.Although ESG considerations do not represent a primary focus of the Portfolio, the adviser expects to integrate ESG considerations into its fundamental research process and investment decision-making for the Portfolio, where it considers them material and relevant. Examples of ESG factors that may be considered include, but are not limited to, climate change, resource depletion, labor standards, diversity, human rights issues, and governance structure and practices. The adviser believes that ESG considerations are best analyzed in combination with a company’s fundamentals, including a company’s industry, geography, and strategic position. Consideration of ESG factors may not be determinative in the adviser’s investment process and the adviser may conclude that other attributes of an investment outweigh ESG considerations when making investment decisions for the Portfolio.The Portfolio’s sector exposure relative to its benchmark is driven by the adviser’s stock selection process, and, as a result, the Portfolio may at times have sector weightings which vary from the sector weightings of the benchmark.The Portfolio may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Portfolio.”